UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     February 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $190,597 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109    13244   275000 SH       SOLE                   275000
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     9471   221855 SH       SOLE                   221855
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    37189   629570 SH       SOLE                   629570
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    10963   165130 SH       SOLE                   165130
ICICI BK LTD                   ADR              45104G104      891    21340 SH       SOLE                    21340
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    54914  1094122 SH       SOLE                  1094122
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    51719   655089 SH       SOLE                   655089
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    12206   319116 SH       SOLE                   319116